Non-operating expenses	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-operating Expenses
Non-operating expenses

Note   26.               Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2022	2021	2020
Foreign exchange losses	383	-	728
Financial charges	1	1	1
Interest expense	250	-	-
Other	4	95	20
Total non-operating expenses	638	96	749

Note 27.      Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2021	2020
Foreign exchange losses	-	728
Financial charges	1	1
Other	95	20
Total non-operating expenses	96	749